Quarterly Holdings Report
for
Fidelity® Preferred Securities & Income ETF
May 31, 2025
PSI-NPRT3-0725
1.9901715.103
Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
CANADA - 0.1%
Utilities - 0.1%
Multi-Utilities - 0.1%
Algonquin Power & Utilities Corp 3 month U.S. LIBOR + 0%, 9.6032% (b)(c)	3,000	76,948
UNITED STATES - 0.3%
Information Technology - 0.1%
Software - 0.1%
MicroStrategy Inc 8%	600	61,740
Utilities - 0.2%
Electric Utilities - 0.2%
PG&E Corp Series A, 6%	3,000	129,570
TOTAL UNITED STATES		191,310
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $240,852)		268,258

Non-Convertible Corporate Bonds - 23.1%
	Principal Amount (a)	Value ($)
CANADA - 6.1%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Rogers Communications Inc 7% 4/15/2055 (b)	158,000	159,236
Energy - 5.3%
Oil, Gas & Consumable Fuels - 5.3%
Enbridge Inc 8.5% 1/15/2084 (b)	1,575,000	1,709,063
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (b)(d)	195,000	194,448
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (b)(d)	195,000	196,826
TransCanada PipeLines Ltd 7% 6/1/2065 (b)	135,000	133,667
Transcanada Trust 5.3% 3/15/2077 (b)	161,000	156,601
Transcanada Trust 5.5% 9/15/2079 (b)	128,000	123,484
Transcanada Trust 5.6% 3/7/2082 (b)	335,000	315,042
Transcanada Trust 5.875% 8/15/2076 (b)	129,000	128,093
		2,957,224
Utilities - 0.6%
Electric Utilities - 0.2%
Emera Inc 6.75% 6/15/2076 (b)	125,000	125,614
Gas Utilities - 0.4%
AltaGas Ltd 7.2% 10/15/2054 (b)(d)	200,000	195,608
TOTAL UTILITIES		321,222

TOTAL CANADA		3,437,682
GERMANY - 0.4%
Financials - 0.4%
Insurance - 0.4%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 5.875% 5/23/2042 (b)(d)	200,000	203,210
IRELAND - 0.7%
Financials - 0.7%
Consumer Finance - 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (b)	270,000	266,134
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.95% 3/10/2055 (b)	150,000	153,856

TOTAL IRELAND		419,990
JAPAN - 3.1%
Financials - 3.1%
Insurance - 3.1%
Meiji Yasuda Life Insurance Co 5.1% 4/26/2048 (b)(d)	200,000	198,201
Meiji Yasuda Life Insurance Co 5.2% 10/20/2045 (b)(d)	200,000	199,834
Nippon Life Insurance Co 2.75% 1/21/2051 (b)(d)	200,000	172,717
Nippon Life Insurance Co 3.4% 1/23/2050 (b)(d)	100,000	91,769
Nippon Life Insurance Co 4.7% 1/20/2046 (b)(d)	200,000	199,035
Nippon Life Insurance Co 6.25% 9/13/2053 (b)(d)	200,000	202,985
Nippon Life Insurance Co 6.5% 4/30/2055 (b)(d)	400,000	405,954
Sumitomo Life Insurance Co 4% 9/14/2077 (b)(d)	270,000	262,619

TOTAL JAPAN		1,733,114
UNITED KINGDOM - 0.7%
Communication Services - 0.7%
Wireless Telecommunication Services - 0.7%
Vodafone Group PLC 7% 4/4/2079 (b)	400,000	411,452
UNITED STATES - 12.1%
Communication Services - 0.4%
Media - 0.4%
Paramount Global 6.25% 2/28/2057 (b)	80,000	75,446
Paramount Global 6.375% 3/30/2062 (b)	125,000	122,187
		197,633
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Energy Transfer LP 8% 5/15/2054 (b)	35,000	36,687
Enterprise Products Operating LLC 5.25% 8/16/2077 (b)	126,000	123,980
Enterprise Products Operating LLC 5.375% 2/15/2078 (b)	67,000	65,021
Enterprise Products Operating LLC CME Term SOFR 3 month Index + 2.986%, 7.5728% 8/16/2077 (b)(c)	33,000	32,584
		258,272
Financials - 4.0%
Capital Markets - 0.1%
Ares Finance Co III LLC 4.125% 6/30/2051 (b)(d)	75,000	73,308
Financial Services - 0.2%
Corebridge Financial Inc 6.375% 9/15/2054 (b)	130,000	126,500
Insurance - 3.7%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (d)	420,000	406,571
Assurant Inc 7% 3/27/2048 (b)	61,000	61,878
Liberty Mutual Group Inc 4.125% 12/15/2051 (b)(d)	150,000	144,413
Liberty Mutual Group Inc 4.3% 2/1/2061 (d)	125,000	77,270
MetLife Inc 10.75% 8/1/2069 (b)	128,000	167,522
MetLife Inc 6.4% 12/15/2066 (b)	319,000	323,232
PartnerRe Finance B LLC 4.5% 10/1/2050 (b)	67,000	61,944
Prudential Financial Inc 3.7% 10/1/2050 (b)	200,000	181,098
Prudential Financial Inc 5.125% 3/1/2052 (b)	150,000	144,118
Prudential Financial Inc 6% 9/1/2052 (b)	200,000	199,657
Prudential Financial Inc 6.75% 3/1/2053 (b)	250,000	260,634
		2,028,337
TOTAL FINANCIALS		2,228,145

Health Care - 1.0%
Health Care Providers & Services - 1.0%
CVS Health Corp 6.75% 12/10/2054 (b)	429,000	417,585
CVS Health Corp 7% 3/10/2055 (b)	164,000	165,192
		582,777
Utilities - 6.2%
Electric Utilities - 2.7%
American Electric Power Co Inc 3.875% 2/15/2062 (b)	135,000	128,880
Edison International 7.875% 6/15/2054 (b)	15,000	14,432
NextEra Energy Capital Holdings Inc 5.65% 5/1/2079 (b)	234,000	227,879
NextEra Energy Capital Holdings Inc 6.375% 8/15/2055 (b)	263,000	263,327
PacifiCorp 7.375% 9/15/2055 (b)	81,000	82,412
PG&E Corp 7.375% 3/15/2055 (b)	271,000	265,367
Southern Co/The 3.75% 9/15/2051 (b)	400,000	390,919
Southern Co/The 6.375% 3/15/2055 (b)	135,000	137,203
		1,510,419
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 6.95% 7/15/2055 (b)	140,000	132,826
Multi-Utilities - 3.3%
CenterPoint Energy Inc 6.7% 5/15/2055 (b)	138,000	137,732
CMS Energy Corp 3.75% 12/1/2050 (b)	409,000	358,128
CMS Energy Corp 4.75% 6/1/2050 (b)	150,000	141,878
Dominion Energy Inc 6.625% 5/15/2055 (b)	500,000	500,585
Sempra 4.125% 4/1/2052 (b)	710,000	670,231
		1,808,554
TOTAL UTILITIES		3,451,799

TOTAL UNITED STATES		6,718,626
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $12,886,718)		12,924,074

Non-Convertible Preferred Stocks - 31.9%
	Shares	Value ($)
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd Series G, 4.2%	1,550	24,102
CANADA - 0.3%
Financials - 0.0%
Capital Markets - 0.0%
Brookfield Finance Inc 4.625%	2,500	40,425
Industrials - 0.1%
Electrical Equipment - 0.1%
Brookfield BRP Holdings Canada Inc 7.25%	2,100	49,056
Utilities - 0.2%
Electric Utilities - 0.0%
Brookfield Infrastructure Finance ULC 7.25%	1,100	25,531
Independent Power and Renewable Electricity Producers - 0.2%
Brookfield Renewable Partners LP 5.25%	2,395	41,984
Multi-Utilities - 0.0%
Brookfield Infrastructure Partners LP 5.125%	825	14,025
Brookfield Infrastructure Partners LP Series A, 5%	825	13,613
		27,638
TOTAL UTILITIES		95,153

TOTAL CANADA		184,634
NETHERLANDS - 0.1%
Financials - 0.1%
Insurance - 0.1%
AEGON Funding Co LLC 5.1%	3,950	76,788
UNITED STATES - 31.5%
Communication Services - 3.1%
Diversified Telecommunication Services - 2.3%
AT&T Inc 4.75%	23,900	454,578
AT&T Inc 5.35%	10,600	234,207
AT&T Inc Series A, 5%	18,800	375,060
Qwest Corp 6.5%	5,900	108,206
Qwest Corp 6.75%	7,400	137,751
		1,309,802
Wireless Telecommunication Services - 0.8%
Telephone and Data Systems Inc 6%	3,500	61,460
Telephone and Data Systems Inc 6.625%	1,500	29,220
United States Cellular Corp 5.5%	3,500	77,560
United States Cellular Corp 5.5%	3,500	76,965
United States Cellular Corp 6.25%	8,500	205,530
		450,735
TOTAL COMMUNICATION SERVICES		1,760,537

Consumer Discretionary - 0.4%
Automobiles - 0.4%
Ford Motor Co 6%	5,300	109,816
Ford Motor Co 6.2%	2,600	53,768
Ford Motor Co 6.5%	2,400	52,296
		215,880
Financials - 17.7%
Banks - 7.6%
Bank of America Corp 4.25%	17,000	283,050
Bank of America Corp 4.375%	23,200	398,808
Bank of America Corp 4.75%	3,800	71,326
Bank of America Corp Series PP, 4.125%	25,500	412,845
Cadence Bank 5.5%	2,000	40,340
Citizens Financial Group Inc Series E, 5%	2,000	38,080
Fifth Third Bancorp Series K, 4.95%	800	16,279
Huntington Bancshares Inc/OH 4.5%	3,100	52,948
Huntington Bancshares Inc/OH 5.7%	1,200	25,824
JPMorgan Chase & Co 4.55%	22,900	430,978
JPMorgan Chase & Co 4.75%	5,200	102,752
JPMorgan Chase & Co Series MM, 4.2%	15,100	266,817
KeyCorp 5.625%	5,400	112,860
KeyCorp 5.65%	5,300	110,664
KeyCorp 6.2% (b)	3,300	81,873
M&T Bank Corp Series J, 7.5%	4,100	107,051
Regions Financial Corp 4.45%	3,600	61,236
Regions Financial Corp 5 year U.S. Treasury Index + 2.771%, 6.95% (b)(c)	3,300	84,431
Regions Financial Corp 5.7% (b)	3,000	68,220
Truist Financial Corp 4.75%	5,900	109,327
Truist Financial Corp 5.25%	3,800	79,116
US Bancorp 4.5%	2,800	52,500
US Bancorp Series K, 5.5%	3,500	79,380
US Bancorp Series L, 3.75%	3,500	52,745
US Bancorp Series M, 4%	5,300	86,152
Webster Financial Corp Series F, 5.25%	750	13,649
Wells Fargo & Co 4.25%	7,200	118,656
Wells Fargo & Co 4.7%	9,400	170,328
Wells Fargo & Co Series CC, 4.375%	7,000	118,405
Wells Fargo & Co Series Y, 5.625%	4,700	103,941
Wells Fargo & Co Series Z, 4.75%	20,800	381,680
Western Alliance Bancorp 4.25% (b)	1,500	33,728
Wintrust Financial Corp 6.5% (b)	2,000	50,200
		4,216,189
Capital Markets - 4.1%
Affiliated Managers Group Inc 4.75%	3,000	49,110
Affiliated Managers Group Inc 5.875%	2,700	55,404
Brookfield Oaktree Holdings LLC Series A, 6.625%	7,000	147,000
Brookfield Oaktree Holdings LLC Series B, 6.55%	7,000	149,870
Charles Schwab Corp/The 4.45%	4,500	83,970
Charles Schwab Corp/The 5.95%	4,300	105,307
KKR & Co Inc 6.875%	3,300	82,797
Morgan Stanley 3 month U.S. LIBOR + 0%, 6.875% (b)(c)	600	15,192
Morgan Stanley 3 month U.S. LIBOR + 3.708%, 6.375% (b)(c)	6,400	157,568
Morgan Stanley 5.85% (b)	16,000	367,200
Morgan Stanley 6.5%	4,200	107,436
Morgan Stanley 6.625%	14,500	372,360
Morgan Stanley Series L, 4.875%	5,400	106,110
Morgan Stanley Series O, 4.25%	12,800	216,960
Northern Trust Corp Series E, 4.7%	1,500	29,220
State Street Corp 5.35% (b)	1,000	22,280
Stifel Financial Corp Series D, 4.5%	13,000	218,140
		2,285,924
Consumer Finance - 1.0%
Capital One Financial Corp 4.25%	3,300	53,625
Capital One Financial Corp 4.375%	4,900	80,458
Capital One Financial Corp 4.8%	7,400	131,646
Capital One Financial Corp 5%	9,900	185,922
Navient Corp 6%	1,500	27,540
Synchrony Financial 5.625%	4,600	81,282
		560,473
Financial Services - 1.2%
Apollo Global Management Inc 7.625% (b)	4,100	105,903
Carlyle Finance LLC 4.625%	7,400	125,430
Corebridge Financial Inc 6.375%	4,400	100,320
Equitable Holdings Inc 4.3%	1,000	16,490
Equitable Holdings Inc Series A, 5.25%	5,700	112,917
KKR Group Finance Co IX LLC 4.625%	5,000	88,000
Voya Financial Inc 5.35% (b)	5,000	120,600
		669,660
Insurance - 3.8%
Allstate Corp/The 5.1%	10,000	207,300
Allstate Corp/The Series I, 4.75%	2,000	38,060
Allstate Corp/The Series J, 7.375%	4,100	109,101
American Financial Group Inc/OH 4.5%	6,000	97,200
Arch Capital Group Ltd 5.45%	2,000	40,880
Arch Capital Group Ltd Series G, 4.55%	2,250	38,025
Assurant Inc 5.25%	2,500	49,250
Athene Holding Ltd 7.25% (b)	8,800	217,800
Athene Holding Ltd Series A, 6.35% (b)	6,000	140,340
Athene Holding Ltd Series B, 5.625%	4,300	83,678
Athene Holding Ltd Series D, 4.875%	4,000	67,640
Axis Capital Holdings Ltd 5.5%	2,800	56,000
Brighthouse Financial Inc 5.375%	4,000	68,040
Brighthouse Financial Inc 6.75%	2,000	42,300
Brighthouse Financial Inc Series A, 6.6%	2,000	41,220
Brighthouse Financial Inc Series D, 4.625%	4,000	61,040
Enstar Group Ltd 7% (b)	3,900	84,045
F&G Annuities & Life Inc 7.3%	2,100	48,825
Hartford Insurance Group Inc/The 6%	300	7,464
MetLife Inc 5.625%	4,500	104,985
MetLife Inc Series F, 4.75%	6,400	124,160
Prudential Financial Inc 4.125%	3,100	52,762
Prudential Financial Inc 5.625%	3,800	87,286
Reinsurance Group of America Inc 7.125% (b)	4,000	103,040
Unum Group 6.25%	3,500	85,470
W R Berkley Corp 4.25%	5,000	80,650
		2,136,561
TOTAL FINANCIALS		9,868,807

Industrials - 0.6%
Trading Companies & Distributors - 0.6%
FTAI Aviation Ltd Series C, 8.25% (b)	4,000	99,360
Wesco International Inc 10.625% (b)	9,000	229,680
		329,040
Information Technology - 0.1%
Software - 0.1%
MicroStrategy Inc Series A, 10%	700	72,380
Real Estate - 2.6%
Office REITs - 0.3%
Vornado Realty Trust Series L, 5.4%	8,800	156,904
Real Estate Management & Development - 0.3%
Brookfield Property Partners LP 5.75%	1,900	24,719
Brookfield Property Partners LP 6.375%	1,700	24,650
Brookfield Property Partners LP 6.5%	1,700	24,480
Brookfield Property Preferred LP 6.25%	4,700	71,957
		145,806
Residential REITs - 0.0%
American Homes 4 Rent Series H, 6.25%	1,000	23,800
Specialized REITs - 2.0%
Digital Realty Trust Inc 5.25%	4,350	91,089
Digital Realty Trust Inc Series L, 5.2%	12,600	256,032
Public Storage Operating Co 3.875%	3,600	55,656
Public Storage Operating Co 3.95%	3,500	54,950
Public Storage Operating Co 4%	20,000	318,000
Public Storage Operating Co 4%	3,300	52,602
Public Storage Operating Co 5.05% Series G	2,600	52,702
Public Storage Operating Co Series H, 5.6%	1,500	34,087
Public Storage Operating Co Series I, 4.875%	1,500	29,107
Public Storage Operating Co Series J, 4.7%	1,700	32,096
Public Storage Operating Co Series MM, 4.125%	3,300	54,615
Public Storage Operating Co Series O, 3.9%	3,500	54,320
Public Storage Operating Co Series S, 4.1%	3,400	55,284
		1,140,540
TOTAL REAL ESTATE		1,467,050

Utilities - 7.0%
Electric Utilities - 5.4%
Duke Energy Corp 5.625%	13,500	332,775
Duke Energy Corp 5.75%	6,400	158,880
Entergy Louisiana LLC 4.875%	1,000	20,300
Entergy New Orleans LLC 5.5%	7,400	161,279
NextEra Energy Capital Holdings Inc 5.65%	5,600	125,048
NextEra Energy Capital Holdings Inc 6.5%	4,400	110,000
SCE Trust II 5.1%	8,331	146,542
SCE Trust V 5.45% (b)	1,550	35,480
Southern Co/The 4.2%	66,098	1,149,444
Southern Co/The 5.25%	5,084	107,171
Southern Co/The Series A, 4.95%	7,838	155,741
Southern Co/The Series A, 6.5%	20,300	516,432
		3,019,092
Multi-Utilities - 1.6%
CMS Energy Corp 4.2%	1,600	26,528
CMS Energy Corp 5.875%	4,700	104,387
CMS Energy Corp 5.875%	2,400	53,304
DTE Energy Co 4.375%	10,425	179,102
DTE Energy Co 4.375%	8,600	147,490
DTE Energy Co 5.25%	5,000	106,900
SCE Trust VI 5%	9,975	169,625
Sempra 5.75%	5,700	121,010
		908,346
TOTAL UTILITIES		3,927,438

TOTAL UNITED STATES		17,641,132
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $19,156,643)		17,926,656

Preferred Securities - 41.5%
	Principal Amount (a)	Value ($)
CANADA - 1.0%
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Enbridge Inc 5.5% 7/15/2077 (b)	126,000	125,465
Enbridge Inc 5.75% 7/15/2080 (b)	126,000	124,469
Enbridge Inc 6% 1/15/2077 (b)	68,000	68,691
Enbridge Inc 6.25% 3/1/2078 (b)	123,000	122,873
Enbridge Inc 8.25% 1/15/2084 (b)	100,000	107,950

TOTAL CANADA		549,448
FRANCE - 0.6%
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA 7.375% (b)(d)(e)	135,000	138,093
Utilities - 0.4%
Electric Utilities - 0.4%
Electricite de France SA 9.125% (b)(d)(e)	200,000	234,149
TOTAL FRANCE		372,242
JAPAN - 1.4%
Consumer Discretionary - 0.5%
Broadline Retail - 0.5%
Rakuten Group Inc 8.125% (b)(d)(e)	300,000	298,888
Financials - 0.9%
Insurance - 0.9%
Dai-ichi Life Insurance Co Ltd/The 4% (b)(d)(e)	200,000	199,809
Dai-ichi Life Insurance Co Ltd/The 6.2% (b)(d)(e)	260,000	264,126
		463,935
TOTAL JAPAN		762,823
UNITED KINGDOM - 0.7%
Financials - 0.7%
Banks - 0.7%
Barclays PLC 7.625% (b)(e)	200,000	197,873
Standard Chartered PLC 7.625% (b)(d)(e)	200,000	205,433

TOTAL UNITED KINGDOM		403,306
UNITED STATES - 37.8%
Consumer Discretionary - 0.4%
Automobiles - 0.4%
General Motors Financial Co Inc 5.7% (b)(e)	252,000	244,178
Energy - 8.0%
Oil, Gas & Consumable Fuels - 8.0%
BP Capital Markets PLC 4.375% (b)(e)	125,000	125,549
BP Capital Markets PLC 4.875% (b)(e)	525,000	515,133
BP Capital Markets PLC 6.125% (b)(e)	275,000	278,201
BP Capital Markets PLC 6.45% (b)(e)	215,000	219,775
Energy Transfer LP 6.625% (b)(e)	2,275,000	2,283,510
Energy Transfer LP Series G, 7.125% (b)(e)	190,000	191,442
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.6979% (b)(c)(e)	285,000	284,232
Venture Global LNG Inc 9% (b)(d)(e)	640,000	613,490
		4,511,332
Financials - 25.1%
Banks - 10.7%
Bank of America Corp 6.125% (b)(e)	100,000	101,261
Bank of America Corp 6.625% (b)(e)	535,000	546,659
Citigroup Inc 3.875% (b)(e)	400,000	392,420
Citigroup Inc 4% (b)(e)	285,000	284,654
Citigroup Inc 4.15% (b)(e)	89,000	86,657
Citigroup Inc 6.75% (b)(e)	200,000	198,477
Citigroup Inc 6.95% (b)(e)	275,000	278,225
Citigroup Inc 7% (b)(e)	270,000	277,987
Citigroup Inc 7.125% (b)(e)	220,000	223,191
Fifth Third Bancorp 4.5% (b)(e)	50,000	50,069
Huntington Bancshares Inc/OH 5.625% (b)(e)	226,000	226,968
JPMorgan Chase & Co 6.5% (b)(e)	255,000	261,230
JPMorgan Chase & Co 6.875% (b)(e)	145,000	153,562
JPMorgan Chase & Co CME Term SOFR 3 month Index + 2.745%, 7.0426% (b)(c)(e)	1,005,000	1,017,205
KeyCorp 5% (b)(e)	155,000	153,707
M&T Bank Corp 5.125% (b)(e)	50,000	49,506
PNC Financial Services Group Inc/The 3.4% (b)(e)	195,000	186,983
PNC Financial Services Group Inc/The 6.25% (b)(e)	160,000	162,744
Regions Financial Corp 5.75% (b)(e)	75,000	75,829
Truist Financial Corp 5.1% (b)(e)	403,000	396,991
Truist Financial Corp 5.125% (b)(e)	60,000	60,329
US Bancorp 3.7% (b)(e)	140,000	134,095
Wells Fargo & Co 3.9% (b)(e)	556,000	551,917
Wells Fargo & Co 7.625% (b)(e)	75,000	81,105
		5,951,771
Capital Markets - 9.6%
Bank of New York Mellon Corp/The 3.7% (b)(e)	1,370,000	1,353,296
Bank of New York Mellon Corp/The 3.75% (b)(e)	96,000	93,105
Charles Schwab Corp/The 4% (b)(e)	200,000	199,605
Charles Schwab Corp/The 4% (b)(e)	831,000	758,163
Goldman Sachs Group Inc/The 4.125% (b)(e)	779,000	760,330
Goldman Sachs Group Inc/The 5 year U.S. Treasury Index + 2.85%, 7.186% (b)(c)(e)	200,000	204,200
Goldman Sachs Group Inc/The 5.3% (b)(e)	79,000	78,980
Goldman Sachs Group Inc/The 6.125% (b)(e)	480,000	470,025
Goldman Sachs Group Inc/The 6.85% (b)(e)	680,000	702,013
Goldman Sachs Group Inc/The 7.5% (b)(e)	160,000	167,340
Morgan Stanley 5.875% (b)(e)	435,000	432,120
Northern Trust Corp 4.6% (b)(e)	155,000	154,666
		5,373,843
Consumer Finance - 3.9%
Ally Financial Inc 4.7% (b)(e)	685,000	599,817
Ally Financial Inc 4.7% (b)(e)	470,000	445,065
American Express Co 3.55% (b)(e)	217,000	211,477
Capital One Financial Corp 3.95% (b)(e)	560,000	549,021
Capital One Financial Corp 5.5% (b)(e)	315,000	306,495
Capital One Financial Corp 6.125% (b)(e)	105,000	105,227
		2,217,102
Insurance - 0.9%
Markel Group Inc 6% (b)(e)	200,000	206,000
MetLife Inc 3.85% (b)(e)	275,000	274,727
SBL Holdings Inc 6.5% (b)(d)(e)	34,000	30,964
		511,691
TOTAL FINANCIALS		14,054,407

Industrials - 1.9%
Trading Companies & Distributors - 1.9%
Air Lease Corp 4.125% (b)(e)	261,000	253,736
Air Lease Corp 4.65% (b)(e)	300,000	301,492
Air Lease Corp 6% (b)(e)	70,000	68,783
Aircastle Ltd 5.25% (b)(d)(e)	416,000	417,607
		1,041,618
Utilities - 2.4%
Electric Utilities - 0.6%
Edison International 5% (b)(e)	219,000	197,742
Edison International 5.375% (b)(e)	186,000	178,652
		376,394
Independent Power and Renewable Electricity Producers - 1.1%
Vistra Corp 7% (b)(d)(e)	470,000	491,851
Vistra Corp 8% (b)(d)(e)	100,000	103,659
		595,510
Multi-Utilities - 0.7%
Dominion Energy Inc 4.35% (b)(e)	225,000	221,133
Sempra 4.875% (b)(e)	170,000	169,979
		391,112
TOTAL UTILITIES		1,363,016

TOTAL UNITED STATES		21,214,551
TOTAL PREFERRED SECURITIES (Cost $22,900,862)		23,302,370

Money Market Funds - 2.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $1,611,743)	4.32	1,611,421	1,611,743

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $56,796,818)	56,033,101
NET OTHER ASSETS (LIABILITIES) - 0.2% (f)	102,043
NET ASSETS - 100.0%	56,135,144

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT US Treasury Ultra Bond Contracts (United States)	1	Sep 2025	116,281	3,045	3,045

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,222,837 or 11.1% of net assets.

(e)	Security is perpetual in nature with no stated maturity date.
(f)	Includes $36,050 of cash collateral to cover margin requirements for futures contracts.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	271,437	21,776,295	20,435,989	33,980	-	-	1,611,743	1,611,421	0.0%
Total	271,437	21,776,295	20,435,989	33,980	-	-	1,611,743

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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